Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Income [Abstract]
Changes in contingent consideration	$ 33,684	$ 12,002	$ 0
Production delay compensation	9,542	0	0
Capital gains	9,847	0	0
Tax equity partnerships depreciations	5,440	0	0
Others	221	1,765	778
Total	$ 58,734	$ 13,767	$ 778